Note 5 - Non-Operating Income	12 Months Ended
Dec. 31, 2011
Non Operating Income [Text Block]
Note 5 – Non-Operating Income

Non-operating income is outlined in the table below.  Non-operating income includes equity in earnings of unconsolidated investments, dividends and other realized gains and losses on securities, interest income, and other miscellaneous non-operating income.  Our most significant equity method investment is a 64.4% non-controlling ownership interest in Caris HealthCare L.P. ("Caris"), a business that specializes in hospice care services.  See Note 16 for additional disclosure regarding Caris.  See Note 17 for disclosure regarding the acquisition of additional non-controlling partnership interest in Caris and other acquisitions of healthcare businesses.

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Equity in earnings of unconsolidated investments	$9,674	$8,993	$8,679
Dividends and other net realized gains and losses on sales of securities	5,875	5,404	4,409
Interest income	4,984	5,380	3,696
Recovery of assets in acquisition of healthcare centers	–	3,563	–
	$20,533	$23,340	$16,784